Income Taxes - Benefit from (provision for) income taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current taxes:
Domestic			$ 1	$ 12
Foreign			7	23	$ (36)
Current income tax benefit (expense)			8	35	(36)
Deferred taxes:
Domestic			132	90	(8)
Foreign			46	20	(16)
Deferred tax benefit (expense)	$ 26	$ 22	178	110	(24)
Benefit from (provision for) income taxes	$ 25	$ 22	$ 186	$ 145	$ (60)